LOANS RECEIVABLE, NET (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan Losses	$ (340,965)	$ 624	$ 500,123	$ 37,276	$ 85,035	$ 42,994
Loan loss reserve rate	1.00%		1.00%
Loan Loss Reserve Amount	340,965	624	500,123	37,276
Financing receivable recorded investment past due			Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.		Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Gurantee loans percentage	88.80%		88.80%		88.80%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Interest Rate	9.6	9.6	9.6	9.6	9.6	10.1
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Interest Rate	$ 21.6	$ 21.6	$ 21.6	$ 21.6	$ 21.6	$ 21.6
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number Of Customer	100		100		109	98
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number Of Customer	122		122		139	122